Convertible bonds (Details)	12 Months Ended							0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A common shares [Member] USD ($)	Dec. 31, 2013 Class A common shares [Member] USD ($)	Nov. 21, 2012 Class A common shares [Member] USD ($)	Mar. 18, 2014 2.25% Convertible Senior Notes due 2019 [Member] USD ($)	Dec. 31, 2014 2.25% Convertible Senior Notes due 2019 [Member] CNY	Dec. 31, 2014 2.25% Convertible Senior Notes due 2019 [Member] USD ($)	Dec. 31, 2013 2.25% Convertible Senior Notes due 2019 [Member] CNY	Dec. 31, 2014 2.25% Convertible Senior Notes due 2019 [Member] Contingent redemption option [Member]	Dec. 31, 2014 2.25% Convertible Senior Notes due 2019 [Member] Non-contingent redemption option [Member]	Dec. 31, 2014 2.25% Convertible Senior Notes due 2019 [Member] ADS [Member] USD ($)
Convertible bonds [Line Items]
Convertible bonds	$ 394,543,000	2,447,980,000							2,447,980,000	$ 400,000,000
Aggregate principle amount								400,000,000
Interest rate (as a percent)										2.25%
Maturity date									Apr. 01, 2019
Common shares, par value (in dollars per share)					$ 0.00001	$ 0.00001	$ 0.00001
Initial conversion rate														9.0334
Initial conversion price														$ 110.70
Net proceeds	387,221,000	2,402,549,000						390,800,000
Debt issuance costs								9,200,000
Issuance date								Mar. 18, 2014
Redemption period, start date												Apr. 01, 2019	Apr. 01, 2017
Redemption percentage												100.00%	100.00%
Interest expense	$ 9,123,000	56,607,000							56,607,000